Vessels (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use					$ 366,439
Payments to acquire equipment	$ 58		$ 1,017	$ 32,412	36,377
Vessel/Fleet [Member]
Property, Plant and Equipment [Line Items]
Payments to acquire equipment	$ 0	$ 0
Long Lived Assets Held-for-sale, Impairment Charge					593,201
International Product Carriers Segment [Member] | Operating Segments [Member] | 2 Very Large Crude Carriers, 2 Aframaxes, 2 Coated Panamax Long Range (LR1) and 9 Panamaxes [Member].
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use					365,976
International Product Carriers Segment [Member] | Operating Segments [Member] | Vessel/Fleet [Member]
Property, Plant and Equipment [Line Items]
Impairment of long-lived assets held-for-use					211,491
International Crude Tankers Lightering [Member]
Property, Plant and Equipment [Line Items]
Asset impairment charges					$ 462